INCOME TAXES - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 273,774	$ 238,595
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 313,727	$ 260,647